                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2012
                                                  --------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Aspen Investment Management Inc.
Address:  4020 E. Beltline Ave NE, Suite 103
          Grand Rapids, MI  49525

Form 13F File Number:  28-14711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William John Alphenaar
Title:    President
Phone:    616-361-2500

Signature, Place, and Date of Signing:

/s/ William John Alphenaar        Grand Rapids, MI        May 1, 2012
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      123
                                         ------------

Form 13F Information Table Value Total:    $137,237
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.

                                      FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------      --------------     ---------  --------  ------------------  ---------- -------- ----------------
                                                                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------      --------------     ---------  --------  -------  ---  ----  ---------- -------- ---- ------ ----
Interoil Corp                    COM                460951106   11,657    226753   sh           SOLE                         NONE
Interoil Corp                    COM                460951107      115      1650   sh           OTHER                        NONE
Ishares Int Corp Bond ETF        BARCLAYS INTER CR  464288638    8,703   79955.6   sh           SOLE                         NONE
Spdr S&P Dividend ETF            S&P DIVID ETF      78464A763    6,292    111085   sh           SOLE                         NONE
SPDR Unit Trust                  TR UNIT            78462F103    4,878     34640   sh           SOLE                         NONE
Ishares Tr S&P Smallcap          S&P SMLCAP 600     464287804    4,537     59450   sh           SOLE                         NONE
Ishares Tr Msci EAFE Fd          MSCI EFA INDEX     464287465    3,610     65771   sh           SOLE                         NONE
Waste Management Inc.            COM                94106L109    2,898  82905.58   sh           OTHER                        NONE
Waste Management Inc.            COM                94106L109      539     15425   sh           SOLE                         NONE
Intl Business Machines           COM                459200101    2,741  13138.58   sh           SOLE                         NONE
Exxon Mobil Corporation          COM                30231G102    2,573     29670   sh           SOLE                         NONE
Pfizer Inc                       COM                717081103    2,309    101959   sh           OTHER                        NONE
Pfizer Inc                       COM                717081103    1,520     67127   sh           SOLE                         NONE
Pimco 0-5 Year High Yld ETF      0-5 HIGH YIELD     72201R783    2,306     23092   sh           SOLE                         NONE
Microsoft Corp                   COM                594918104    2,275     70536   sh           SOLE                         NONE
Chevron                          COM                166764100    2,086     19460   sh           SOLE                         NONE
Vanguard Reit                    REIT ETF           922908553    2,067     32475   sh           SOLE                         NONE
General Electric                 COM                369604103    2,016    100471   sh           SOLE                         NONE
General Electric                 COM                369604103      201     10000   sh           OTHER                        NONE
Johnson & Johnson                COM                478160104    1,763     26728   sh           SOLE                         NONE
Intel Corp                       COM                458140100    1,746     62119   sh           SOLE                         NONE
Yum Brands Inc                   COM                988498101    1,678     23575   sh           SOLE                         NONE
Vanguard Emerging Market         MSCI EMR MKT ETF   922042858    1,659     38160   sh           SOLE                         NONE
JP Morgan                        COM                46625H100    1,658     36054   sh           SOLE                         NONE
Du Pont E I De Nemour            COM                263534109    1,645     31091   sh           SOLE                         NONE
Apple Computer Inc               COM                037833100    1,520      2535   sh           SOLE                         NONE
Auto Data Processing             COM                053015103    1,439     26075   sh           SOLE                         NONE
Vanguard Short Corp Bond ETF     SHRT-TERM CORP     92206C409    1,407     17800   sh           SOLE                         NONE
Verizon Communications           COM                92343V104    1,379     36060   sh           SOLE                         NONE
Amgen Incorporated               COM                031162100    1,348     19827   sh           SOLE                         NONE
Tyco International               COM                H89128104    1,334     23745   sh           SOLE                         NONE
Home Depot Inc                   COM                437076102    1,286     25568   sh           SOLE                         NONE
Ishares DJ International Div     DJ INTL SEL DIVD   464288448    1,272     39005   sh           SOLE                         NONE
Proctor & Gamble                 COM                742718109    1,258     18721   sh           SOLE                         NONE
Pepsico Incorporated             COM                713448108    1,255     18921   sh           SOLE                         NONE
Ishares Tr Russell 2000          RUSSELL 2000       464287655    1,231     14860   sh           SOLE                         NONE
Wells Fargo & Co                 COM                949746101    1,225     35878   sh           SOLE                         NONE
Kraft Foods Inc                  COM                50075N104    1,224  32201.81   sh           SOLE                         NONE
Caterpillar Inc                  COM                149123101    1,207     11329   sh           SOLE                         NONE
Bristol Myers Squibb             COM                110122108    1,170     34677   sh           SOLE                         NONE

Wal Mart Stores Inc              COM                931142103    1,167     19075   sh           SOLE                         NONE
Wal Mart Stores Inc              COM                931142103      520      8500   sh           OTHER                        NONE
Cardinal Health Inc              COM                14149Y108    1,158     26854   sh           SOLE                         NONE
Motorola Solutions Inc           COM                620076307    1,134     22316   sh           SOLE                         NONE
Capital One Financial            COM                14040H105    1,075     19291   sh           SOLE                         NONE
Aetna Life & Casualty            COM                00817Y108    1,066     21248   sh           SOLE                         NONE
Cisco Systems Inc                COM                17275R102    1,056     49938   sh           SOLE                         NONE
Conocophillips                   COM                20825C104    1,048     13785   sh           SOLE                         NONE
Foot Locker Inc                  COM                344849104    1,028     33096   sh           SOLE                         NONE
Vanguard Mid Cap ETF             MID CAP ETF        922908629    1,028     12595   sh           SOLE                         NONE
AT & T                           COM                00206R102    1,004  32150.93   sh           SOLE                         NONE
Goldman Sachs Group              COM                38141G104      997      8014   sh           SOLE                         NONE
Anadarko Petroleum Corp          COM                032511107      933     11912   sh           SOLE                         NONE
Emerson Electric Co              COM                291011104      913     17490   sh           SOLE                         NONE
Duke Power Co                    COM                26441C105      908     43241   sh           SOLE                         NONE
C S X Corp                       COM                126408103      871     40491   sh           SOLE                         NONE
Intrcontinentalexchange          COM                45865V100      856      6230   sh           SOLE                         NONE
Metlife Inc                      COM                59156R108      836     22395   sh           SOLE                         NONE
Bp Plc Adr                       COM                055622104      818     18178   sh           SOLE                         NONE
Amazon Com Inc                   COM                023135106      816      4030   sh           SOLE                         NONE
Google Inc                       COM                38259P508      794      1239   sh           SOLE                         NONE
Ishares Msci Emrg Mkt Fd         MSCI EMERG MKT     464287234      753     17533   sh           SOLE                         NONE
Bank Of America Corp             COM                060505104      721     75306   sh           SOLE                         NONE
Bank Of America Corp             COM                060505105       14      1500   sh           OTHER                        NONE
Lockheed Martin Corp             COM                539830109      710      7904   sh           SOLE                         NONE
Sch US Div Equity Etf            US DIVIDEND EQ     808524797      692     24802   sh           SOLE                         NONE
American Express                 COM                025816109      691     11941   sh           SOLE                         NONE
Fair Isaac & Co                  COM                303250104      687     15650   sh           SOLE                         NONE
Phillip Morris Co.               COM                02209S103      678     21961   sh           SOLE                         NONE
Williams Companies               COM                969457100      663     21530   sh           SOLE                         NONE
Wisdomtree Midcap Divdnd ETF     MIDCAP DIVI FD     97717W505      639     11347   sh           SOLE                         NONE
Stericycle Inc                   COM                858912108      636      7605   sh           SOLE                         NONE
Visa Inc Cl A                    COM                92826C839      636      5390   sh           SOLE                         NONE
Coca Cola                        COM                191216100      628      8485   sh           SOLE                         NONE
Woodward Inc                     COM                980745103      581     13575   sh           SOLE                         NONE
Stryker Corp                     COM                863667101      573  10319.19   sh           SOLE                         NONE
Stryker Corp                     COM                863667102       63      1147   sh           OTHER                        NONE
Ishares Tr Russell 2000 Growth   RSL 2000 GROW      464287648      572      6000   sh           SOLE                         NONE
Edwards Lifesciences Cp          COM                28176E108      536      7365   sh           SOLE                         NONE
Nextera Energy Inc               COM                65339F101      531      8690   sh           SOLE                         NONE
Ishares Ftse China               FTSE CHINA 25 IDX  464287184      526     14353   sh           SOLE                         NONE
Wisdomtree Smallcap Div          SMALLCAP DIV       97717W604      500     10180   sh           SOLE                         NONE
Walt Disney                      COM                254687106      473     10800   sh           SOLE                         NONE
Ishares Tr Russell 1000          RUSSELL 1000       464287622      469      6010   sh           SOLE                         NONE
Schwab Intl Equities ETF         INTL EQTY ETF      808524805      467     17941   sh           SOLE                         NONE
Monsanto Co                      COM                61166W101      463      5800   sh           OTHER                        NONE
Halliburton Co                   COM                406216101      440     13262   sh           SOLE                         NONE
Semtech Corp                     COM                816850101      430     15100   sh           OTHER                        NONE
Semtech Corp                     COM                816850102       85      3000   sh           SOLE                         NONE

Schwab Intl Small Cap ETF        INTL SCEQT ETF     808524888      430     16267   sh           SOLE                         NONE
Bank Of New York Co              COM                064058100      406     16841   sh           SOLE                         NONE
Schwab US Large Cap ETF          US LRG CAP ETF     808524201      403     12030   sh           SOLE                         NONE
Charles Schwab                   COM                808513105      393     27378   sh           SOLE                         NONE
Oracle Corporation               COM                68389X105      383     13122   sh           SOLE                         NONE
Sch US Agg Bnd Etf               US AGGREGATE B     808524839      373      7245   sh           SOLE                         NONE
Schwab Emerging Mkt ETF          EMRG MKTEQ ETF     808524706      371     14404   sh           SOLE                         NONE
Medtronic Inc                    COM                585055106      355      9055   sh           SOLE                         NONE
Nike Inc                         COM                654106103      337      3105   sh           SOLE                         NONE
Abbott Labs                      COM                002824100      334      5454   sh           SOLE                         NONE
Powershs Db Commdty Indx         UNIT BEN INT       73935S105      318     11026   sh           SOLE                         NONE
Chemical Financial Corp          COM                163731102      307     13093   sh           OTHER                        NONE
International Paper Co           COM                460146103      304      8675   sh           SOLE                         NONE
Intl Game Technology             COM                459902102      301     17900   sh           SOLE                         NONE
Ford Motor Company               COM                345370860      290     23248   sh           SOLE                         NONE
Adobe Systems Inc                COM                00724F101      283      8244   sh           SOLE                         NONE
United Technologies              COM                913017109      266      3210   sh           SOLE                         NONE
Dow Chemical                     COM                260543103      264      7622   sh           SOLE                         NONE
Philip Morris Intl Inc           COM                718172109      261      2947   sh           SOLE                         NONE
Hewlett-Packard Company          COM                428236103      261  10956.29   sh           SOLE                         NONE
Darden Restaurants Inc           COM                237194105      259      5055   sh           SOLE                         NONE
Apache Corp                      COM                037411105      246      2450   sh           SOLE                         NONE
Ishares Tr S&P Midcap            S&P MIDCAP 400     464287507      234      2356   sh           SOLE                         NONE
Spdr Technology ETF              TECHNOLOGY         81369Y803      230      7613   sh           SOLE                         NONE
Ishares Tr Russell 1000 Growth   RUSSELL1000GRW     464287614      229   3462.42   sh           SOLE                         NONE
Illinois Tool Works Inc          COM                452308109      226      3960   sh           SOLE                         NONE
U S Bancorp                      COM                902973304      219      6911   sh           SOLE                         NONE
Colgate Palmolive                COM                194162103      210      2145   sh           SOLE                         NONE
S P X Corp                       COM                784635104      205      2650   sh           SOLE                         NONE
Corning Inc.                     COM                219350105      200     14219   sh           SOLE                         NONE
Warner Chilcott Plc              COM                G94368100      194     11550   sh           SOLE                         NONE
Weatherford Intl Ltd             COM                H27013103      187     12410   sh           SOLE                         NONE
Independent Bank Corp Mi         COM                453838609       41     18628   sh           SOLE                         NONE
Dynamic Fuel Sys Inc             COM                267854107        7     34300   sh           OTHER                        NONE